Organization and Principal Activities (Details Narrative) ¥ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)		Dec. 31, 2023 CNY (¥)		Dec. 31, 2022 CNY (¥)
VIE percentage			100.00%
Statutory reserves
Percentage of equity interests			14.24%
Net loss			¥ 61,236		159,590		¥ 91,022
Net cash used in operating activities			114,135		26,950		158,861
Accumulated deficit			2,175,057		2,113,821
Gross proceeds	$ 19.2	¥ 137,900
Prime Impact Cayman LLC [Member]
Gross proceeds | $	1.2
World Dynamic Limited [Member]
Gross proceeds | $	13.0
Goldrock Holdings Limited [Member]
Gross proceeds | $	$ 5.0
Additional Paid-in Capital [Member]
VIE obligations			65,300		65,300
Net loss				[1]		[2]		[2]

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).
[2]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).